Sensitivities (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of sensitivities on areas of estimation uncertainty and on financial instruments	Derivative financial instruments were used to manage foreign currency risk as follows:

	2025					2024
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	1,047	—	131	—	1,178	402	—	157	—	559
Financial investments	5,129	—	624	—	5,753	1,514	—	2,185	—	3,699
Borrowings	(13,913)	(12,968)	(19,217)	(1,441)	(47,539)	(14,498)	(11,936)	(18,938)	(1,700)	(47,072)
Pre-derivative position	(7,737)	(12,968)	(18,462)	(1,441)	(40,608)	(12,582)	(11,936)	(16,596)	(1,700)	(42,814)
Derivative effect	(8,539)	13,886	(7,755)	1,645	(763)	(9,102)	12,976	(6,625)	1,958	(793)
Net debt position	(16,276)	918	(26,217)	204	(41,371)	(21,684)	1,040	(23,221)	258	(43,607)
The currency exposure on other financial instruments is as follows:

	2025					2024
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	424	—	2,272	—	2,696	280	—	1,878	—	2,158
Trade and other payables	(1,359)	—	(2,549)	—	(3,908)	(1,330)	—	(2,385)	—	(3,715)
Other non-current liabilities	(171)	—	(296)	—	(467)	(169)	—	(289)	—	(458)
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1F. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. This includes the impact of changes in assumptions on the net assets recognised at the balance sheet date and the amount charged to the income statement for the following year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2025			2024
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre-tax):
UK discount rate change¹	1%	20	920	1%	22	1,147
US discount rate change¹	1%	18	784	1%	18	801
UK inflation rate change²	1%	6	701	1%	8	902
UK long-term rate of increase in salaries change	1%	1	52	1%	4	81
US long-term rate of increase in salaries change	1%	3	46	1%	2	37
UK change to life expectancy at age 65[3]	one year	—	320	one year	2	402
US change to life expectancy at age 65	one year	2	181	one year	2	288
Assumed US healthcare cost trend rates change	1%	19	245	1%	18	276

US environmental provision:
Change in the real discount rate	1%	155	155	1%	173	173
Change in estimated future cash flows	20%	413	413	20%	462	462
1.A change in the discount rate is likely to be driven by changes in bond yields and, as such, would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £288 million (2024: £171 million) net assets offset from the buy-in policies, where the accounting value of the buy‑in asset is set equal to the associated liabilities.
2.The projected impact resulting from a change in RPI reflects the associated effect on escalation rates for pensions in payment and in deferment and future salary increases. The buy‑in policies would have a £211 million (2024: £150 million) net assets offset to the above.
3.In the UK, the buy-in policies and in the prior year the longevity swap would have a £109 million (2024: £126 million) net assets offset to the above.

	2025			2024
	Assumptions used	Income statement £m	Other equity reserves £m	Assumptions used	Income statement £m	Other equity reserves £m
Financial risk (post tax):
UK inflation change¹	1%	35	—	1%	36	—
UK interest rates change	1%	13	376	1%	24	304
US interest rates change	1%	18	134	1%	5	39
US dollar exchange rate change²	10%	69	225	10%	58	268
1.Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).
2.The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,730 million (2024: £1,680 million) in the opposite direction if the dollar exchange rate changed by 10%.
Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2025			2024
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Commodity price risk (post tax):
Increase in commodity prices	10%	62	62	10%	43	43
Decrease in commodity prices	10%	(61)	(61)	10%	(43)	(43)

Assets and liabilities carried at fair value (post tax):
Fair value change in derivative financial instruments¹	10%	(57)	(57)	10%	(59)	(59)
Fair value change in commodity contract derivative liabilities	10%	3	3	10%	(6)	(6)
1.The effect of a 10% change in fair value assumes no hedge accounting